Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies.
Schedule of supplemental balance sheet information related to the operating lease

The following table summarizes supplemental balance sheet information related to the operating lease as of September 30, 2023 (in thousands) (unaudited):

Minimum lease payments by fiscal year
2023	$78
2024	292
Total future minimum lease payments	370
Less: Imputed interest	(22)
Present value of lease payments	348
Less: Current portion (included in other accrued expenses)	(296)
Noncurrent operating lease liability	$52
Operating lease right-of-use asset	$323
Remaining lease term in years	1.2
Discount rate	10%

Minimum lease payments by fiscal year
2023	$309
2024	292
Total future minimum lease payments	601
Less: Imputed interest	(77)
Present value of lease payments	524
Less: Current portion (included in other accrued expenses)	(282)
Noncurrent operating lease liability	$242
Operating lease right-of-use asset	$475
Remaining lease term in years	1.9
Discount rate	10%

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2021 (in thousands):

Minimum lease payments by fiscal year
2022	$248
2023	309
2024	292
Total future minimum lease payments	849
Less: Imputed interest	(117)
Present value of lease payments	732
Less: Current portion	(208)
Noncurrent operating lease liability	$524
Operating lease right-of-use asset	$729
Remaining lease term in years	2.9
Discount rate	10%

Schedule of supplemental disclosures of operating cost and cash flow information related to operating leases

	Three Months Ended September 30,			Nine Months Ended September 30,
	2023		2022	2023		2022
	Predecessor	Successor		Predecessor	Successor
	July 1, 2023 to July 21, 2023	July 22, 2023 to September 30, 2023	Predecessor	January 1, 2023 to July 21, 2023	July 22, 2023 to September 30, 2023	Predecessor
Cost of operating leases	$16	$53	$69	$153	$53	$210
Cash paid for operating leases	26	51	74	180	51	173

	Years ended December 31
	2022	2021
Cost of operating leases	$279	$124
Cash paid for operating leases	248	121